Document and Entity Information	Oct. 20, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 20, 2025
Entity Registrant Name	GRAHAM CORP
Entity Incorporation State Country Code	DE
Entity File Number	001-08462
Entity Tax Identification Number	16-1194720
Entity Address Address Line 1	20 Florence Avenue
Entity Address City Or Town	Batavia
Entity Address State Or Province	NY
Entity Address Postal Zip Code	14020
City Area Code	585
Local Phone Number	343-2216
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	GHM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000716314